Nature of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Nature of Business and Basis of Presentation

NOTE 1: NATURE OF BUSINESS AND BASIS OF PRESENTATION

Organization and Nature of Business

mPhase Technologies, Inc., including its wholly-owned subsidiaries, are collectively referred to herein as “mPhase,” “XDSL”, “Company,” “us,” or “we.”

The Company was incorporated in the state of New Jersey in 1979 under the name Tecma Laboratory, Inc. and has subsequently operated under Tecma Laboratories, Inc., and Lightpaths TP Technologies, Inc., until June 2, 1997 when the Company changed its name to mPhase Technologies, Inc.

On January 11, 2019, the Company underwent a major change in management and control. The new management of the Company is positioning the Company to be a technology leader in artificial intelligence and machine learning while enabling a more rapid commercial development of its patent portfolio and other intellectual property. The Company’s goal is to generate significant revenue from its artificial intelligence and machine learning technologies.

On February 15, 2019, the Company acquired Travel Buddhi, a software platform to enhance travel via ultra-customization tools that tailor a planned trip experience in ways not previously available.

On June 30, 2019, the Company acquired 99% of the outstanding common shares of Alpha Predictions LLP (“Alpha Predictions”). Alpha Predictions is an India-based technology company that has developed a suite of commercial data analysis products for use across multiple industries. The Company expects the acquisition to result in synergies with its other operating divisions, which will drive revenue growth and innovation.

Basis of Presentation

The consolidated unaudited financial information furnished herein reflects all adjustments, consisting only of normal recurring items, which in the opinion of management, are necessary to fairly state the Company’s financial position, results of operations and cash flows for the dates and periods presented and to make such information not misleading. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been omitted pursuant to rules and regulations of the Securities and Exchange Commission (the “SEC”); nevertheless, management of the Company believes that the disclosures herein are adequate to make the information presented not misleading.

The consolidated unaudited financial statements for the nine months ended March 31, 2020 and 2019 include the operations of mPhase and its wholly-owned subsidiaries, mPower Technologies, Inc., Medds, Inc., mPhase Technologies India Private Limited effective March 19, 2019, and Alpha Predictions LLP effective June 30, 2019. All significant intercompany accounts and transactions have been eliminated in the consolidation.

These consolidated unaudited financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended June 30, 2019, contained in the Company’s Annual Report on Form 10-K filed with the SEC on October 15, 2019. The results of operations for the nine months ended March 31, 2020, are not necessarily indicative of results to be expected for any other interim period or the fiscal year ending June 30, 2020.

Impact of COVID-19 Pandemic

A novel strain of coronavirus, COVID-19, surfaced during December 2019 and has spread around the world, including to the United States. During March 2020, COVID-19 was declared a pandemic by the World Health Organization. The COVID-19 pandemic has resulted in, and is likely to continue to result in, significant economic disruption. Although these disruptions are expected to be temporary, significant uncertainty exists concerning the magnitude of the impact and duration of the COVID-19 pandemic. As the Company cannot predict the scope or duration of the COVID-19 pandemic, any anticipated negative financial impact to its results of operations cannot be reasonably estimated but could ultimately be material and last for an extended period of time.

NOTE 1: ORGANIZATION AND NATURE OF BUSINESS

mPhase Technologies, Inc. (“mPhase” or the “Company”) was initially incorporated in New Jersey in 1979 under the name Tecma Laboratory, Inc. In 1987, the Company changed its name to Tecma Laboratories, Inc. As Tecma Laboratories, Inc., the Company was primarily engaged in the research, development and exploration of products in the skin care field. On February 17, 1997, the Company acquired Lightpaths, Inc., a Delaware corporation, which was engaged in the development of telecommunications products incorporating DSL technology, and the Company changed its name to Lightpaths TP Technologies, Inc.

On May 5, 1997, the Company completed a reverse merger with Lightpaths TP Technologies, Inc. and thereafter changed its name to mPhase Technologies, Inc. on June 2, 1997.

mPhase, a New Jersey corporation is a publicly-held company with 11,689,078 shares of common stock outstanding and 461,553 shares of common stock to be issued at June 30, 2019. The Company’s common stock is traded on the OTC Pink Quotation System under the ticker symbol XDSL.

The Company from inception through June 30, 2010 focused much of its efforts in the commercial deployment of its TV+ products for delivery of broadcast IPTV, and DSL component products which include POTS splitters. Beginning in 2004, the Company added a new line of power cell batteries and electronic sensors (magnetometers) being developed through the use of nano-technology. The Company discontinued its TV+ line of products as of June 30, 2010 as well as its electronic sensor products.

In recent years, the Company has shifted its primary business focus to the development of innovative power cells and related products through the science of microfluidics, microelectromechanical systems (MEMS) and nano-technology. Using these disciplines, it has developed a battery that has a significantly longer shelf life prior to activation than conventional batteries. In addition, such battery product, unlike conventional batteries, is capable of disposal after use without harm to the environment. This technology is a significant technology and business of the Company today. Presently the Company is pursuing strategic alternatives to best monetize its patent portfolio, including partnering to exploit its opportunities for its drug delivery system. The Company is seeking to engage a grant and project proposal consultant to obtain government funding available under the Departments of Defense and Homeland Security including The Department of Defense Ordnance Technology Consortium (“DOTC”), Small Business Innovative Research (“SBIR”), Cooperative Research and Development Agreements (“CRADA”) and similar programs for targeted applications for its smart nano-battery applications.

On January 11, 2019, the Company underwent a major change in management and control. The new management of the Company is positioning the Company to be a technology leader in artificial intelligence and machine learning while enabling a more rapid commercial development of its patent portfolio and other intellectual property. Artificial Intelligence is just simple math executed on an enormous scale. The more instances and calculations a system can process, the more possible it is for that system to emulate human-like cognitive abilities. With the advent of cloud infrastructure, GPU-accelerated processing and deep learning architectures, it is now commercially viable to perform this math at such speeds and efficiency that Artificial Intelligence (human-like cognitive abilities) can be embedded directly into business operations, platform architectures, business services and customer experiences. The Company’s goal is to generate significant revenue from its artificial intelligence and machine learning technologies.

mPower Technologies, Inc. is a New Jersey corporation and is a wholly-owned consumer products subsidiary of mPhase Technologies, Inc. This subsidiary had its last significant sale of Jump products during the first quarter of fiscal 2017 and this product line is reflected as discontinued operations within these consolidated financial statements. Medds, Inc., is a Wyoming corporation and is a wholly-owned subsidiary of mPhase Technologies, Inc. Medds, Inc., was formed to capitalize on opportunities for the Company’s drug delivery system.

The Company is presently headquartered 9841 Washingtonian Blvd., Suite 390, Gaithersburg, MD 20878.